Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Opening balance	$ 51,883	$ 55,413
Ending balance	49,065	51,883
Net book value of right-of-use assets	692	1,109	$ 1,188
Gross carrying amount
Property, Plant and Equipment
Opening balance	72,140	72,482
Additions	1,072	597
Disposals	(381)	(279)
Currency translation adjustments	(385)	(660)
Ending balance	72,446	72,140
Gross carrying amount | Right-of-use assets
Property, Plant and Equipment
Opening balance	1,792	1,554
Additions	84	368
Disposals	(263)	(210)
Currency translation adjustments	(90)	80
Ending balance	1,523	1,792
Gross carrying amount | Refinery and power plants
Property, Plant and Equipment
Opening balance	65,913	66,701
Additions	0	25
Currency translation adjustments	(171)	(813)
Ending balance	65,742	65,913
Gross carrying amount | Processing plant and equipment
Property, Plant and Equipment
Opening balance	3,399	3,307
Additions	0	88
Disposals		0
Currency translation adjustments	2	4
Ending balance	3,401	3,399
Gross carrying amount | Office equipment
Property, Plant and Equipment
Opening balance	1,036	920
Additions	988	116
Disposals	(118)	(69)
Currency translation adjustments	(126)	69
Ending balance	1,780	1,036
Accumulated depreciation
Property, Plant and Equipment
Opening balance	20,257	17,069
Additions	3,536	3,701
Disposals	(294)	(247)
Currency translation adjustments	(118)	(266)
Ending balance	23,381	20,257
Accumulated depreciation | Right-of-use assets
Property, Plant and Equipment
Opening balance	683	366
Additions	436	514
Disposals	(263)	(210)
Currency translation adjustments	(25)	13
Ending balance	831	683
Accumulated depreciation | Refinery and power plants
Property, Plant and Equipment
Opening balance	17,286	14,883
Additions	2,586	2,716
Disposals	0
Currency translation adjustments	(33)	(313)
Ending balance	19,839	17,286
Accumulated depreciation | Processing plant and equipment
Property, Plant and Equipment
Opening balance	1,771	1,454
Additions	385	314
Disposals	0
Currency translation adjustments	2	3
Ending balance	2,158	1,771
Accumulated depreciation | Office equipment
Property, Plant and Equipment
Opening balance	517	366
Additions	129	157
Disposals	(31)	(37)
Currency translation adjustments	(62)	31
Ending balance	$ 553	$ 517